Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of operations - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Formation and operating costs	$ 284,765	$ 2,062	$ 286,827	$ 616,065
Change in fair value of warrants
(Loss) Gain before provision for income taxes	(176,031)	(2,062)	(178,093)	(396,728)
Provision for income taxes	(12,334)		(12,334)	11,509
Net (loss) gain	$ (188,365)	$ (2,062)	$ (190,427)	(408,237)
Basic and diluted net income per common share, Class A, (in Dollars per share)			$ 0.00
Basic and diluted net (loss) income per common share, Class B (in Dollars per share)			$ (0.03)
Statement of Operations for the Period From March 6, 2020 (inception) to September 30, 2020 (unaudited)
Loss from operations			$ (286,827)	$ (616,065)
Change in fair value of derivative warrant liability
As Previously Reported [Member] | Class A Common Stock
Condensed Statement of Income Captions [Line Items]
Basic and diluted net income per common share, Class A, (in Dollars per share)	$ 0.00			$ 0.00
As Previously Reported [Member] | Class B Common Stock
Condensed Statement of Income Captions [Line Items]
Basic and diluted net (loss) income per common share, Class B (in Dollars per share)	$ (0.03)	$ 0.00		$ (0.05)
Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Formation and operating costs		$ 551,352	551,352	$ 551,352
Change in fair value of warrants	837,272	1,066,689		(38,309,590)
(Loss) Gain before provision for income taxes	837,272	(1,618,041)	(780,769)	(38,860,942)
Provision for income taxes
Net (loss) gain	$ 837,272	$ (1,618,041)	$ (780,769)	(38,860,942)
Basic and diluted net income per common share, Class A, (in Dollars per share)			$ 0.00
Basic and diluted net (loss) income per common share, Class B (in Dollars per share)			$ 0.06
Statement of Operations for the Period From March 6, 2020 (inception) to September 30, 2020 (unaudited)
Loss from operations			$ (551,352)	$ (551,352)
Change in fair value of derivative warrant liability			(229,417)
Adjustment [Member] | Class A Common Stock
Condensed Statement of Income Captions [Line Items]
Basic and diluted net income per common share, Class A, (in Dollars per share)	$ 0.02
Adjustment [Member] | Class B Common Stock
Condensed Statement of Income Captions [Line Items]
Basic and diluted net (loss) income per common share, Class B (in Dollars per share)	$ (0.04)	$ (0.19)		$ (4.44)
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Formation and operating costs	$ 284,765	$ 553,414	838,179	$ 1,167,417
Change in fair value of warrants	837,272	1,066,689		(38,309,590)
(Loss) Gain before provision for income taxes	661,241	(1,620,103)	(958,862)	(39,257,670)
Provision for income taxes	(12,334)		(12,334)	11,509
Net (loss) gain	$ (648,907)	$ (1,620,103)	$ (971,196)	(39,269,179)
Basic and diluted net income per common share, Class A, (in Dollars per share)			$ 0.00
Basic and diluted net (loss) income per common share, Class B (in Dollars per share)			$ (0.03)
Statement of Operations for the Period From March 6, 2020 (inception) to September 30, 2020 (unaudited)
Loss from operations			$ (838,179)	$ (1,167,417)
Change in fair value of derivative warrant liability			$ (229,417)
As Restated [Member] | Class A Common Stock
Condensed Statement of Income Captions [Line Items]
Basic and diluted net income per common share, Class A, (in Dollars per share)	$ 0.02
As Restated [Member] | Class B Common Stock
Condensed Statement of Income Captions [Line Items]
Basic and diluted net (loss) income per common share, Class B (in Dollars per share)	$ (0.07)	$ (0.19)		$ (4.49)